Trade and other receivables - Schedule of trade and other current receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Receivable from contracts with customers	$ 137,854	$ 88,544
Receivable from contracts with customers - TI Pool	87,115	169,339
Accrued income	12,877	13,706
Accrued interest	835	1,352
Deferred charges	35,426	17,601
Deferred fulfillment costs	705	2,278
Other receivables	3,030	11,414
Lease receivables	1,742	1,591
Derivatives	1,401	1,286
Trade and other receivables	$ 280,985	$ 307,111